Debt Securities - Available for Sale Securities (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Securities, Available-for-sale [Line Items]
Amortized Cost			$ 307,981
Gains			16,510
Losses			(1,248)
Fair Value			323,243
Debt securities, at fair value		$ 96,833	348,342
N-Star CDO bonds
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 65,732	67,513	88,374
Gains	2,180	1,565	2,778
Losses	(3,502)	(4,951)	(219)
Fair Value	64,410	64,127	90,933
CMBS and other securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost			13,829
Gains			3,739
Losses			(186)
Fair Value			17,382
CMBS
Debt Securities, Available-for-sale [Line Items]
Amortized Cost			144,476
Gains			3,999
Losses			(530)
Fair Value			147,945
Debt securities, at fair value	$ 21,139	$ 32,706	25,099
Other securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost			61,302
Gains			5,994
Losses			(313)
Fair Value			66,983
Bonds | Variable Interest Entity, Primary Beneficiary
Debt Securities, Available-for-sale [Line Items]
Amortized Cost			$ 215,500